UNAUDITED CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Class B ordinary shares Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Sep. 03, 2020	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Sep. 03, 2020	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			(12,681)	(12,681)
Balance at the end at Dec. 31, 2020	$ 1,035	23,965	(12,681)	12,319
Balance at the end (in shares) at Dec. 31, 2020	10,350,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			(4,461,996)	(4,461,996)
Accretion of Class A ordinary shares subject to possible redemption amount		(3,107,965)	(33,727,363)	(36,835,328)
Excess cash received over the fair value of the private warrants		3,084,000		3,084,000
Balance at the end at Mar. 31, 2021	$ 1,035		(38,202,040)	(38,201,005)
Balance at the end (in shares) at Mar. 31, 2021	10,350,000
Balance at the beginning at Dec. 31, 2020	$ 1,035	23,965	(12,681)	12,319
Balance at the beginning (in shares) at Dec. 31, 2020	10,350,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				5,409,084
Balance at the end at Sep. 30, 2021	$ 1,035		(28,330,960)	(28,329,925)
Balance at the end (in shares) at Sep. 30, 2021	10,350,000
Balance at the beginning at Dec. 31, 2020	$ 1,035	23,965	(12,681)	12,319
Balance at the beginning (in shares) at Dec. 31, 2020	10,350,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		0	1,320,429	1,320,429
Accretion of Class A ordinary shares subject to possible redemption amount		(3,107,965)	(33,727,362)	(36,835,327)
Excess cash received over the fair value of the private warrants		3,084,000	0	3,084,000
Balance at the end at Dec. 31, 2021	$ 1,035	0	(32,419,614)	(32,418,579)
Balance at the end (in shares) at Dec. 31, 2021	10,350,000
Balance at the beginning at Mar. 31, 2021	$ 1,035		(38,202,040)	(38,201,005)
Balance at the beginning (in shares) at Mar. 31, 2021	10,350,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			(2,678,181)	(2,678,181)
Balance at the end at Jun. 30, 2021	$ 1,035		(40,880,221)	(40,879,186)
Balance at the end (in shares) at Jun. 30, 2021	10,350,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			12,549,261	12,549,261
Balance at the end at Sep. 30, 2021	$ 1,035		(28,330,960)	(28,329,925)
Balance at the end (in shares) at Sep. 30, 2021	10,350,000
Balance at the beginning at Dec. 31, 2021	$ 1,035	0	(32,419,614)	(32,418,579)
Balance at the beginning (in shares) at Dec. 31, 2021	10,350,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			9,222,780	9,222,780
Balance at the end at Mar. 31, 2022	$ 1,035		(23,196,834)	(23,195,799)
Balance at the end (in shares) at Mar. 31, 2022	10,350,000
Balance at the beginning at Dec. 31, 2021	$ 1,035	$ 0	(32,419,614)	(32,418,579)
Balance at the beginning (in shares) at Dec. 31, 2021	10,350,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				16,278,679
Balance at the end at Sep. 30, 2022	$ 1,035		(18,558,729)	(18,557,694)
Balance at the end (in shares) at Sep. 30, 2022	10,350,000
Balance at the beginning at Mar. 31, 2022	$ 1,035		(23,196,834)	(23,195,799)
Balance at the beginning (in shares) at Mar. 31, 2022	10,350,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			2,287,306	2,287,306
Accretion of Class A ordinary shares subject to possible redemption amount			(545,708)	(545,708)
Balance at the end at Jun. 30, 2022	$ 1,035		(21,455,236)	(21,454,201)
Balance at the end (in shares) at Jun. 30, 2022	10,350,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			4,768,593	4,768,593
Accretion of Class A ordinary shares subject to possible redemption amount			(1,872,086)	(1,872,086)
Balance at the end at Sep. 30, 2022	$ 1,035		$ (18,558,729)	$ (18,557,694)
Balance at the end (in shares) at Sep. 30, 2022	10,350,000